Expense Example - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund - Fidelity Balanced Fund - Class K	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542